Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions	Jun. 30, 2021		Jun. 30, 2020
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 3,066		€ 3,430
Positive market values from derivative financial instruments	8,725		8,167
Other trading assets	5,117		6,137
Non-trading financial assets mandatory at fair value through profit and loss	4,618		5,278
Financial assets designated at fair value through profit or loss	0		7
Financial assets at fair value through other comprehensive income	2,037		1,050
Other financial assets at fair value	20		363
Total financial assets held at fair value	23,583		24,431
Financial liabilities held at fair value:
Trading securities, liabilities	2		2
Negative market values from derivative financial instruments	8,200		6,652
Other trading liabilities	0		38
Financial liabilities designated at fair value through profit or loss	960		1,954
Other financial liabilities at fair value	(294)		(34)
Total financial liabilities held at fair value	8,867		8,612
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	0		0
Positive market values from derivative financial instruments	0		0
Other trading assets	0		0
Non-trading financial assets mandatory at fair value through profit and loss	0		0
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	0		0
Other financial assets at fair value	0		0
Total financial assets held at fair value	0		0
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	394		(72)	[1]
Positive market values from derivative financial instruments	(275)		1,965	[1]
Other trading assets	114		(312)	[1]
Non-trading financial assets mandatory at fair value through profit and loss	229		(38)	[1]
Financial assets designated at fair value through profit or loss	0		0	[1]
Financial assets at fair value through other comprehensive income	37	[2]	(19)	[1],[3]
Other financial assets at fair value	(2)		1	[1]
Total financial assets held at fair value	496	[4],[5]	1,525	[1],[6],[7]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[8]	0	[1]
Negative market values from derivative financial instruments	(656)	[8]	1,521	[1]
Other trading liabilities	(6)	[8]	(1)	[1]
Financial liabilities designated at fair value through profit or loss	(12)	[8]	(40)	[1]
Other financial liabilities at fair value	95	[8]	(221)	[1]
Total financial liabilities held at fair value	(579)	[4],[5]	1,259	[1],[6],[7]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	1,709		1,101
Positive market values from derivative financial instruments	0		0
Other trading assets	497		490
Non-trading financial assets mandatory at fair value through profit and loss	218		161
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	43		292
Other financial assets at fair value	0		0
Total financial assets held at fair value	2,468		2,044
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(1,476)		(1,477)
Positive market values from derivative financial instruments	0		0
Other trading assets	(1,439)		(1,143)
Non-trading financial assets mandatory at fair value through profit and loss	(184)		(181)
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	(22)		0
Other financial assets at fair value	0		0
Total financial assets held at fair value	(3,120)		(2,801)
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	0	[9]	0	[10]
Positive market values from derivative financial instruments	0	[9]	0	[10]
Other trading assets	390	[9]	919	[10]
Non-trading financial assets mandatory at fair value through profit and loss	132	[9]	199	[10]
Financial assets designated at fair value through profit or loss	5	[9]	0	[10]
Financial assets at fair value through other comprehensive income	338	[9]	0	[10]
Other financial assets at fair value	0	[9]	0	[10]
Total financial assets held at fair value	865	[9]	1,118	[10]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[9]	0	[10]
Negative market values from derivative financial instruments	0	[9]	0	[10]
Other trading liabilities	0	[9]	0	[10]
Financial liabilities designated at fair value through profit or loss	45	[9]	146	[10]
Other financial liabilities at fair value	0	[9]	0	[10]
Total financial liabilities held at fair value	45	[9]	146	[10]
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(80)	[11]	(135)	[12]
Positive market values from derivative financial instruments	(465)	[11]	(307)	[12]
Other trading assets	(592)	[11]	(515)	[12]
Non-trading financial assets mandatory at fair value through profit and loss	(207)	[11]	(426)	[12]
Financial assets designated at fair value through profit or loss	0	[11]	0	[12]
Financial assets at fair value through other comprehensive income	(236)	[11]	(99)	[12]
Other financial assets at fair value	0	[11]	(1)	[12]
Total financial assets held at fair value	(1,580)	[11]	(1,483)	[12]
Financial liabilities held at fair value:
Trading securities, liabilities	(2)	[11]	0	[12]
Negative market values from derivative financial instruments	(166)	[11]	3	[12]
Other trading liabilities	0	[11]	(9)	[12]
Financial liabilities designated at fair value through profit or loss	(202)	[11]	(509)	[12]
Other financial liabilities at fair value	(8)	[11]	(1)	[12]
Total financial liabilities held at fair value	(378)	[11]	(516)	[12]
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	663	[13]	610	[14]
Positive market values from derivative financial instruments	2,951	[13]	1,651	[14]
Other trading assets	542	[13]	660	[14]
Non-trading financial assets mandatory at fair value through profit and loss	47	[13]	667	[14]
Financial assets designated at fair value through profit or loss	0	[13]	0	[14]
Financial assets at fair value through other comprehensive income	274	[13]	333	[14]
Other financial assets at fair value	3	[13]	79	[14]
Total financial assets held at fair value	4,479	[13]	4,000	[14]
Financial liabilities held at fair value:
Trading securities, liabilities	18	[13]	0	[14]
Negative market values from derivative financial instruments	3,016	[13]	1,273	[14]
Other trading liabilities	64	[13]	0	[14]
Financial liabilities designated at fair value through profit or loss	180	[13]	180	[14]
Other financial liabilities at fair value	2	[13]	8	[14]
Total financial liabilities held at fair value	3,281	[13]	1,462	[14]
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(611)	[13]	(421)	[14]
Positive market values from derivative financial instruments	(2,418)	[13]	(1,560)	[14]
Other trading assets	(477)	[13]	(232)	[14]
Non-trading financial assets mandatory at fair value through profit and loss	(506)	[13]	(787)	[14]
Financial assets designated at fair value through profit or loss	0	[13]	(6)	[14]
Financial assets at fair value through other comprehensive income	(220)	[13]	(246)	[14]
Other financial assets at fair value	(17)	[13]	(194)	[14]
Total financial assets held at fair value	(4,248)	[13]	(3,447)	[14]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[13]	(2)	[14]
Negative market values from derivative financial instruments	(1,464)	[13]	(1,318)	[14]
Other trading liabilities	0	[13]	(28)	[14]
Financial liabilities designated at fair value through profit or loss	(93)	[13]	(208)	[14]
Other financial liabilities at fair value	37	[13]	(44)	[14]
Total financial liabilities held at fair value	(1,520)	[13]	(1,601)	[14]
Balance, end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	3,666		3,035
Positive market values from derivative financial instruments	8,518		9,915
Other trading assets	4,152		6,004
Non-trading financial assets mandatory at fair value through profit and loss	4,347		4,872
Financial assets designated at fair value through profit or loss	6		1
Financial assets at fair value through other comprehensive income	2,252		1,311
Other financial assets at fair value	4		249
Total financial assets held at fair value	22,943		25,387
Financial liabilities held at fair value:
Trading securities, liabilities	18		0
Negative market values from derivative financial instruments	8,930		8,131
Other trading liabilities	58		0
Financial liabilities designated at fair value through profit or loss	878		1,522
Other financial liabilities at fair value	(168)		(292)
Total financial liabilities held at fair value	€ 9,717		€ 9,361

[1]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2]	Total gains and losses on financial assets mandatory at fair value through OCI include a gain of € 7 million recognized in other comprehensive income, net of tax.
[3]	Total gains and losses on financial assets mandatory at fair value through OCI include a loss of € 14 million recognized in other comprehensive income, net of tax.
[4]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.
[5]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 168 million and for total financial liabilities held at fair value this is a loss of € 16 million.
[6]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.
[7]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 119 million and for total financial liabilities held at fair value this is a gain of € 12 million.
[8]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[9]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[10]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[11]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[12]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[13]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.
[14]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.